Regulatory Capital Requirements and Other Restrictions	12 Months Ended
Dec. 31, 2024
Regulatory Capital Requirements and Other Restrictions [Abstract]
Regulatory Capital Requirements and Other Restrictions

Note 26: Regulatory Capital Requirements and Other Restrictions
Regulatory Capital Requirements
The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal banking regulators. The FRB establishes capital requirements for the consolidated financial holding company, and the Office of the Comptroller of the Currency (OCC) has similar requirements for the Company’s national banks, including Wells Fargo Bank, N.A. (the Bank).
Table 26.1 presents regulatory capital information for the Company and the Bank in accordance with Basel III capital requirements. We must calculate our risk-based capital ratios under both the Standardized and Advanced Approaches. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of risk-weighted assets (RWAs) under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component.
Table 26.1: Regulatory Capital Information

	Wells Fargo & Company					Wells Fargo Bank, N.A.
	Standardized Approach			Advanced Approach		Standardized Approach			Advanced Approach
(in millions, except ratios)	Dec 31, 2024		Dec 31, 2023	Dec 31, 2024	Dec 31, 2023	Dec 31, 2024		Dec 31, 2023	Dec 31, 2024	Dec 31, 2023
Regulatory capital:
Common Equity Tier 1	$134,588		140,783	134,588	140,783	145,651		142,108	145,651	142,108
Tier 1	152,866		159,823	152,866	159,823	145,651		142,108	145,651	142,108
Total	184,638		193,061	174,446	182,726	167,936		165,634	158,021	155,560
Assets:
Risk-weighted assets	1,216,146		1,231,668	1,085,017	1,114,281	1,113,190		1,137,605	916,135	956,545
Adjusted average assets (1)	1,891,333		1,880,981	1,891,333	1,880,981	1,669,946		1,682,199	1,669,946	1,682,199
Regulatory capital ratios:
Common Equity Tier 1 capital	11.07%	*	11.43	12.40	12.63	13.08	*	12.49	15.90	14.86
Tier 1 capital	12.57	*	12.98	14.09	14.34	13.08	*	12.49	15.90	14.86
Total capital	15.18	*	15.67	16.08	16.40	15.09	*	14.56	17.25	16.26
Required minimum capital ratios:
Common Equity Tier 1 capital	9.80		8.90	8.50	8.50	7.00		7.00	7.00	7.00
Tier 1 capital	11.30		10.40	10.00	10.00	8.50		8.50	8.50	8.50
Total capital	13.30		12.40	12.00	12.00	10.50		10.50	10.50	10.50
	Wells Fargo & Company					Wells Fargo Bank, N.A.
	December 31, 2024			December 31, 2023		December 31, 2024			December 31, 2023
Regulatory leverage:
Total leverage exposure (2)	$2,267,641			2,253,933		2,033,458			2,048,633
Supplementary leverage ratio (2)	6.74%			7.09		7.16			6.94
Tier 1 leverage ratio (1)	8.08			8.50		8.72			8.45
Required minimum leverage:
Supplementary leverage ratio	5.00			5.00		6.00			6.00
Tier 1 leverage ratio	4.00			4.00		4.00			4.00
*Denotes the binding ratio under the Standardized and Advanced Approaches at December 31, 2024.
(1)Adjusted average assets consists of total quarterly average assets less goodwill and other permitted Tier 1 capital deductions. The Tier 1 leverage ratio consists of Tier 1 capital divided by total quarterly average assets, excluding goodwill and certain other items as determined under capital rule requirements.
(2)The supplementary leverage ratio consists of Tier 1 capital divided by total leverage exposure. Total leverage exposure consists of total consolidated assets adjusted for certain off-balance sheet exposures, goodwill, and other permitted Tier 1 capital deductions.
At December 31, 2024, the Common Equity Tier 1 (CET1), Tier 1 and Total capital ratio requirements for the Company included a global systemically important bank (G-SIB) surcharge of 1.50% and a countercyclical buffer of 0.00%. In addition, these ratios included a stress capital buffer of 3.80% under the Standardized Approach and a capital conservation buffer of 2.50% under the Advanced Approach. The Company is required to maintain these risk-based capital ratios and to maintain a supplementary leverage ratio (SLR) that included a supplementary leverage buffer of 2.00% to avoid restrictions on capital distributions and discretionary bonus payments. The CET1, Tier 1 and Total capital ratio requirements for the Bank included a capital conservation buffer of 2.50% under both the Standardized and Advanced Approaches. The G-SIB surcharge and countercyclical buffer are not applicable to the Bank. At December 31, 2024, the Bank and our other insured depository institutions were considered well-capitalized under the requirements of the Federal Deposit Insurance Act.
Capital Planning Requirements
The FRB’s capital plan rule establishes capital planning and other requirements that govern capital distributions, including dividends and share repurchases, by certain large bank holding companies (BHCs), including Wells Fargo. The FRB conducts an annual Comprehensive Capital Analysis and Review exercise and has also published guidance regarding its supervisory expectations for capital planning, including capital policies regarding the process relating to common stock dividend and repurchase decisions in the FRB’s SR Letter 15-18. The Parent’s ability to make certain capital distributions is subject to the requirements of the capital plan rule and is also subject to the Parent meeting or exceeding certain regulatory capital minimums.
Loan and Dividend Restrictions
Federal law restricts the amount and the terms of both credit and non-credit transactions between a bank and its nonbank affiliates. These covered transactions may not exceed 10% of the bank’s capital and surplus (which for this purpose represents Tier 1 and Tier 2 capital, as calculated under the risk-based capital rules, plus the balance of the ACL excluded from Tier 2 capital) with any single nonbank affiliate and 20% of the bank’s capital and surplus with all its nonbank affiliates. Covered transactions that are extensions of credit may require collateral to be pledged to provide added security to the bank.
Additionally, federal laws and regulations limit, and regulators can impose additional limitations on, the dividends that a national bank may pay. Dividends that may be paid by a national bank without the express approval of the Office of the Comptroller of the Currency (OCC) are generally limited to that bank’s retained net income for the preceding two calendar years plus net income up to the date of any dividend declaration in the current calendar year. Retained net income, as defined by the OCC, consists of net income less dividends declared during the period. Our national bank subsidiaries could have declared additional dividends of $5.8 billion in aggregate at December 31, 2024, without obtaining prior regulatory approval. We have elected to retain higher capital at our national bank subsidiaries to meet internal capital targets and regulatory requirements.
Our nonbank subsidiaries are also limited by certain federal and state statutory provisions and regulations covering the amount of dividends that may be paid in any given year. In addition, we have entered into a Support Agreement dated June 28, 2017, as amended and restated on June 26, 2019, among Wells Fargo & Company, the parent holding company (Parent), WFC Holdings, LLC, an intermediate holding company and subsidiary of the Parent (IHC), the Bank, Wells Fargo Securities, LLC, Wells Fargo Clearing Services, LLC, and certain other subsidiaries of the Parent designated from time to time as material entities for resolution planning purposes or identified from time to time as related support entities in our resolution plan, pursuant to which the IHC may be restricted from making dividend payments to the Parent if certain liquidity and/or capital metrics fall below defined triggers or if the Parent’s board of directors authorizes it to file a case under the U.S. Bankruptcy Code. Based on retained earnings at December 31, 2024, our nonbank subsidiaries could have declared additional dividends of $23.9 billion in aggregate at December 31, 2024, without obtaining prior regulatory approval.

Cash Restrictions
Cash and cash equivalents may be restricted as to usage or withdrawal. Table 26.2 provides a summary of restrictions on cash and cash equivalents.
Table 26.2: Nature of Restrictions on Cash and Cash Equivalents

(in millions)	Dec 31, 2024	Dec 31, 2023
Reserve balance for non-U.S. central banks	$188	230
Segregated for benefit of brokerage customers under federal and other brokerage regulations	1,035	986